Lease liability (Details 1) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2025
Lease liability
Interest on lease liabilities	$ 349	$ 214
Incremental borrowing rate at time of transition	14.00%	14.00%
Cash outflow for the lease	$ 735	$ 545